Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2021 $ / shares shares	Nov. 08, 2021 $ / shares shares	Nov. 08, 2021 $ / shares shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2	2
Percentage of legal reserve on share capital	25.00%	25.00%
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2	2
Number of shares outstanding	157,164,000	157,164,000	157,164,000			107,964,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	314,328,000	314,328,000	314,328,000			215,927,000
Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued	55,000,000	55,000,000	55,000,000	55,000,000	55,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution	30.00%	30.00%
Top of range [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued	53,067,000	53,067,000	53,067,000
Weighted average share price | (per share)	$ 104.2	$ 3.8
Top of range [member] | Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)				$ 150	$ 5
Bottom of range [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued	1,933,000	1,933,000	1,933,000
Weighted average share price | (per share)	$ 106.4	$ 3.8
Bottom of range [member] | Ordinary shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	$ 90	$ 90	$ 3	$ 90	$ 3